Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended August 31, 2019, the portfolio turnover rate for the Fund was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

●	Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

●	Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

●	High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

●	Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities. Less liquid securities that the Fund may want to invest in may be difficult or impossible to purchase. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities.

●	IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

●	Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

●	Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

●	Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

●	Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

●	Short Sales Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

●	Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

●	Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Equity Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Performance (for the periods reflected in the chart above):
Best Quarter:	13.47% (quarter ended December 31, 2010)
Worst Quarter:	-9.97% (quarter ended June 30, 2010)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BPLSX
Management Fees	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.18%
One Year	rr_ExpenseExampleYear01	$ 2,211
Three Years	rr_ExpenseExampleYear03	7,850
Five Years	rr_ExpenseExampleYear05	13,755
Ten Years	rr_ExpenseExampleYear10	$ 29,757
Annual Return 2010	rr_AnnualReturn2010	26.44%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Annual Return 2012	rr_AnnualReturn2012	12.47%
Annual Return 2013	rr_AnnualReturn2013	7.90%
Annual Return 2014	rr_AnnualReturn2014	4.72%
Annual Return 2015	rr_AnnualReturn2015	(1.09%)
Annual Return 2016	rr_AnnualReturn2016	22.48%
Annual Return 2017	rr_AnnualReturn2017	2.77%
Annual Return 2018	rr_AnnualReturn2018	(15.47%)
Annual Return 2019	rr_AnnualReturn2019	9.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.97%)
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	6.93%
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.21%	[2]
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	5.28%

[1]	Effective February 28, 2020, the Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class exceeds 1.96% of the average daily net assets attributable to the Fund's Institutional Class shares. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 1.96%. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.96% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Prior to February 28, 2020, the Fund's Institutional Class fee cap was 2.50%.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.